INTANGIBLE ASSETS AND BUSINESS COMBINATION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table sets forth the intangible assets, both acquired and developed, including accumulated amortization:

	January 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	1.2 Years	$4,796,178	$3,099,033	$1,697,145

Website development costs	2.2 Years	1,527,307	422,111	1,105,196

Web platform/customer relationships - ReachFactor acquisition	2.3 Years	600,000	262,496	337,504

Software development costs (not placed in service)	3.0 Years	84,000	-0-	84,000
		$7,007,485	$3,783,640	$3,223,845

The following table sets forth the intangible assets, both acquired and developed, including accumulated amortization:

	October 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	1.5 Years	$4,796,178	$2,754,696	$2,041,482
Website development costs	2.4 Years	1,527,307	294,839	1,232,468
Web platform/customer relationships - ReachFactor acquisition	2.5 Years	600,000	224,996	375,004
Software development costs (not placed in service)	3.0 Years	52,190	-0-	52,190
		$6,975,675	$3,274,531	$3,701,144

	October 31, 2013
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	2.5 years	$4,796,178	$1,377,348	$3,418,830
Website development costs (not placed in service)	3.0 years	835,752	-0-	835,752
		$5,631,930	$1,377,348	$4,254,582

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The transaction represents an asset acquisition that is accounted for as a business combination under ASC 805 and noted in the tables below:

Purchase Price
	Value	Number of
	per	shares	Total
Recipients	share	issued	Value
ReachFactor, Inc	$0.15	2,000,000	$300,000
Suresh Srinivasan	$0.15	1,000,000	$150,000
Arun Srinivasan	$0.15	1,000,000	$150,000
		4,000,000	$600,000

Assets Acquired
Total Value
Web platform and customer relationships	$600,000
Purchase price	$600,000